Fair Value of Pension Plan Assets by Asset Category (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		¥ 115,864
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		0
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		115,864
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		0
Domestic Pension Plans Of Foreign Entity Defined Benefit
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		115,864	¥ 104,844	¥ 93,144
Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets			0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets			104,844
Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets			0
Overseas Pension Plans Defined Benefit
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		87,009	62,042	¥ 3,825
Overseas Pension Plans Defined Benefit | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		81,168	57,360
Overseas Pension Plans Defined Benefit | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		5,841	4,682
Overseas Pension Plans Defined Benefit | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		0	0
Pooled Equity Securities Funds | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[1]	16,572
Pooled Equity Securities Funds | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[2]	19,717
Pooled Equity Securities Funds | Level 1 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[1]	0
Pooled Equity Securities Funds | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[2]	0
Pooled Equity Securities Funds | Level 2 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[1]	16,572
Pooled Equity Securities Funds | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[2]	19,717
Pooled Equity Securities Funds | Level 3 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[1]	0
Pooled Equity Securities Funds | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[2]	0
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[3]		14,937
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[2]		18,386
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[3]		0
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[2]		0
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[3]		14,937
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[2]		18,386
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[3]		0
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[2]		0
Pooled Equity Securities Funds | Overseas Pension Plans Defined Benefit | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[4]	70	59
Pooled Equity Securities Funds | Overseas Pension Plans Defined Benefit | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[4]	0	0
Pooled Equity Securities Funds | Overseas Pension Plans Defined Benefit | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[4]	70	59
Pooled Equity Securities Funds | Overseas Pension Plans Defined Benefit | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[4]	0	0
Pooled Debt Securities Funds | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[5]	29,106
Pooled Debt Securities Funds | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[6]	16,933
Pooled Debt Securities Funds | Level 1 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[5]	0
Pooled Debt Securities Funds | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[6]	0
Pooled Debt Securities Funds | Level 2 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[5]	29,106
Pooled Debt Securities Funds | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[6]	16,933
Pooled Debt Securities Funds | Level 3 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[5]	0
Pooled Debt Securities Funds | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[6]	0
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[7]		28,901
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[8]		16,692
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[7]		0
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[8]		0
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[7]		28,901
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[8]		16,692
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[7]		0
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[8]		0
Life Insurance Company General Accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[9]	23,395
Life Insurance Company General Accounts | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[9]	0
Life Insurance Company General Accounts | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[9]	23,395
Life Insurance Company General Accounts | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[9]	0
Life Insurance Company General Accounts | Domestic Pension Plans Of Foreign Entity Defined Benefit
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[9]		17,853
Life Insurance Company General Accounts | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[9]		0
Life Insurance Company General Accounts | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[9]		17,853
Life Insurance Company General Accounts | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[9]		0
Life Insurance Company General Accounts | Overseas Pension Plans Defined Benefit | Other assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[9]	196	161
Life Insurance Company General Accounts | Overseas Pension Plans Defined Benefit | Level 1 | Other assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[9]	0	0
Life Insurance Company General Accounts | Overseas Pension Plans Defined Benefit | Level 2 | Other assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[9]	196	161
Life Insurance Company General Accounts | Overseas Pension Plans Defined Benefit | Level 3 | Other assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[9]	0	0
Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[10]	10,141
Other | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[10]	0
Other | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[10]	10,141
Other | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[10]	0
Other | Domestic Pension Plans Of Foreign Entity Defined Benefit
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[10]		8,075
Other | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[10]		0
Other | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[10]		8,075
Other | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[10]		0
Other | Overseas Pension Plans Defined Benefit | Other assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[10]	720	842
Other | Overseas Pension Plans Defined Benefit | Level 1 | Other assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[10]	0	0
Other | Overseas Pension Plans Defined Benefit | Level 2 | Other assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[10]	720	842
Other | Overseas Pension Plans Defined Benefit | Level 3 | Other assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	[10]	0	0
Shares | Overseas Pension Plans Defined Benefit | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		33,001	24,420
Shares | Overseas Pension Plans Defined Benefit | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		33,001	24,420
Shares | Overseas Pension Plans Defined Benefit | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		0	0
Shares | Overseas Pension Plans Defined Benefit | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		0	0
Government Bonds | Overseas Pension Plans Defined Benefit | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		27,853	15,317
Government Bonds | Overseas Pension Plans Defined Benefit | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		27,853	15,317
Government Bonds | Overseas Pension Plans Defined Benefit | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		0	0
Government Bonds | Overseas Pension Plans Defined Benefit | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		0	0
Municipal Bonds | Overseas Pension Plans Defined Benefit | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		4,855	5,399
Municipal Bonds | Overseas Pension Plans Defined Benefit | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		0	1,779
Municipal Bonds | Overseas Pension Plans Defined Benefit | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		4,855	3,620
Municipal Bonds | Overseas Pension Plans Defined Benefit | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		0	0
Corporate Bonds | Overseas Pension Plans Defined Benefit | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		20,314	15,844
Corporate Bonds | Overseas Pension Plans Defined Benefit | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		20,314	15,844
Corporate Bonds | Overseas Pension Plans Defined Benefit | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		0	0
Corporate Bonds | Overseas Pension Plans Defined Benefit | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		¥ 0	¥ 0

[1]	These funds invest in listing shares include shares of ORIX Corporation in the amounts of ¥39 million and units of ORIX JREIT Inc. in the amounts of ¥277 million at March 31, 2015.
[2]	These funds invest in listing shares.
[3]	These funds invest in listing shares include shares of ORIX Corporation in the amounts of ¥25 million and units of ORIX JREIT Inc. in the amounts of ¥181 million at March 31, 2014.
[4]	These funds invest in listed shares.
[5]	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥23 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥16 million at March 31, 2015.
[6]	These funds invest entirely in foreign government bonds.
[7]	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥46 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥20 million at March 31, 2014.
[8]	These funds invest in foreign government bonds.
[9]	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
[10]	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.